PRIVATE PLACEMENT (Details Narrative) - USD ($)		10 Months Ended
	Nov. 23, 2021	Dec. 31, 2021	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Warrants price per share		$ 0.01	$ 0.01
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued, shares	7,796,842	7,796,842
Warrants price per share	$ 1.00	$ 1.00
Proceeds from warrants gross	$ 7,796,842	$ 7,796,842